Property, plant and equipment (Details) € in Millions	1 Months Ended		12 Months Ended				36 Months Ended
	Dec. 31, 2020 EUR (€) aircraft	Sep. 30, 2014 aircraft	Mar. 31, 2023 EUR (€) aircraft	Mar. 31, 2022 EUR (€) aircraft	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2014 aircraft	Mar. 31, 2023 EUR (€)
Reconciliation of property, plant and equipment
Property, plant and equipment			€ 9,908.9	€ 9,095.1	€ 8,361.1		€ 9,908.9
Boeing
Reconciliation of property, plant and equipment
Number of Aircraft, Firm Order | aircraft	210					135
Aircraft
Reconciliation of property, plant and equipment
Net book value of aircraft mortgaged to lenders as security for loans			102.0	692.0	950.0		102.0
Property, plant and equipment			9,731.8	8,930.8	8,192.9		9,731.8
Contractual amendments	€ (497.0)
Supplier reimbursements			€ 128.0	€ 114.0	€ 378.0		€ 620.0
Boeing 737-800s
Reconciliation of property, plant and equipment
Number of aircraft sold | aircraft			0	10	7
Boeing 737-8200
Reconciliation of property, plant and equipment
Number of Aircraft, Firm Order | aircraft		100